Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 4,012	$ 3,630
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	17,957	17,162
Present value of defined benefit obligation	14,208	13,780
Net surplus (deficit)	3,749	3,382
Effect of asset ceiling	(20)	(37)
Total net surplus (deficit), net of effect of asset ceiling	3,729	3,345
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	4,012	3,630
Employee benefit liabilities	(283)	(285)
Total net surplus (deficit), net of effect of asset ceiling	3,729	3,345
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	17,212	16,421
Present value of defined benefit obligation	13,558	13,142
Net surplus (deficit)	3,654	3,279
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	745	741
Present value of defined benefit obligation	650	638
Net surplus (deficit)	95	103
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,683	1,639
Net surplus (deficit)	(1,683)	(1,639)
Total net surplus (deficit), net of effect of asset ceiling	(1,683)	(1,639)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,683)	(1,639)
Total net surplus (deficit), net of effect of asset ceiling	(1,683)	(1,639)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,610	1,563
Net surplus (deficit)	(1,610)	(1,563)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	73	76
Net surplus (deficit)	$ (73)	$ (76)